Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined Benefit Plans
The result of the Swiss defined benefit plans is summarized in the tables below:

Employee benefit obligations

(CHF in thousands)	12/31/2021	12/31/2020

Present value of defined benefit obligation	(22,842)	(16,751)
Fair value of plan assets	16,989	11,121
Employee benefit obligations	(5,853)	(5,630)

(CHF in thousands)	2021	2020

Present value of defined benefit obligation at January 1	16,751	11,283
Current service cost	2,592	1,619
Contributions by the employees	1,474	983
Interest expenses	33	33
Past service cost	—	—
Benefits paid	2,128	1,278
Actuarial losses/(gains) from
changes in demographic assumptions	(1,831)	—
changes in financial assumptions	(641)	(242)
changes in experience adjustments	2,336	1,797
Present value of defined benefit obligation at December 31	22,842	16,751

	12/31/2021	12/31/2020

Discount rate	0.4%	0.2%
Expected rate of salary increase	1.5%	1.5%
Expected rate of pension increase	0.0%	0.0%
Demographic assumptions	BVG 2020 generation table	BVG 2015 generation table

Net Defined Benefit Obligation	Employee benefit obligations reconciles as follows:

(CHF in thousands)	2021	2020

Employee benefit obligations at January 1	(5,630)	(3,045)
Amounts recognized in income statement	(2,601)	(1,625)
Amounts recognized in other comprehensive income	907	(1,620)
Contributions by the employer	1,471	661
Employee benefit obligations at December 31	(5,853)	(5,630)

Defined Benefit Plan Expense Recognized in Profit or Loss
Amounts recognized in income statement

(CHF in thousands)	2021	2020	2019

Current service cost	(2,592)	(1,619)	(955)
Past service cost	—	—	326
Net interest cost	(9)	(7)	(11)
Employee benefit expenses	(2,601)	(1,625)	(640)

Defined Benefit Plan Expense Recognized in Other Comprehensive Income
Remeasurements recognized in equity (other comprehensive income)

(CHF in thousands)	2021	2020	2019

Actuarial losses/(gains) from
changes in demographic assumptions	(1,831)	—	—
changes in financial assumptions	(641)	(242)	1,229
changes in experience adjustments	2,336	1,797	697
Return on plan assets excl. interest income	(771)	65	(534)
Net actuarial result from defined benefit plans	(907)	1,620	1,392

Fair Value of Plan Assets
Plan assets

(CHF in thousands)	2021	2020

Fair value of plan assets at January 1	11,121	8,238
Contributions by the employer	1,471	661
Contributions by the employees	1,474	983
Interest income	24	27
Benefits paid	2,128	1,278
Return on plan assets excl. interest income	771	(65)
Fair value of plan assets at December 31	16,989	11,121

The plan assets consist of (all with quoted market prices):

	12/31/2021	12/31/2020

Cash and equivalent	2.5%	2.9%
Debt instruments	24.9%	24.5%
Equity instruments	32.9%	33.7%
Real estate	19.6%	18.5%
Mortgages	4.7%	5.2%
Alternative assets	15.4%	15.2%
Total	100.0%	100.0%

Sensitivity Analysis for Actuarial Assumptions

(CHF in thousands)	12/31/2021	12/31/2020

Discount rate
-0.5%	2,259	1,900
+0.5%	(1,879)	(1,548)
Expected rate of salary increase
-0.5%	(451)	(382)
+0.5%	462	392
Life expectancy
-1 year	(304)	(267)
+1 year	297	262